Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share-Based Compensation Expenses

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Share-based compensation expenses
- Share-based compensation of founders' restricted shares (a)	50,837	1,030,178	-
- Related to repurchase of founders’ ordinary shares (b)	24,158	146,294	-
- Related to the issuances of preferred shares to investors (c)	-	303,627	-
- Related to redesignation of founder’s ordinary shares to preferred shares (Note 18(b)）	-	1,852	-
- Related to accelerated vesting of share options (d)		138,729	66,429
- Related to vesting of share options (f)	-	279,908	464,011
Total	74,995	1,900,588	530,440

Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2019	67,404,501	0.0065	5.04
Granted	62,896,041	0.0080
Forfeited	(3,414,045)	0.0065
Modified from options to restricted shares	(58,297,400)	0.0073

As of December 31, 2019	68,589,097	0.0073	4.58
Granted	136,230,857	0.2960
Cancelled	(1,849,265)	0.0006
Forfeited	(1,544,428)	0.2062
Accelerated vesting and exercised	(15,518,385)	-

As of December 31, 2020	185,907,876	0.2179	13.73
Granted	55,388,338	0.8790
Forfeited	(4,570,510)	0.8782
Exercised	(7,686,832)	0.0392

As of December 31, 2021	229,038,872	0.3706	12.98	38,230

Exercisable as of December 31, 2021	52,682,699			23,460

Schedule of Key Assumptions Used to Determine Fair Value of Share Options

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

19.	SHARE-BASED COMPENSATION (Continued)

(f) Vesting of share options (Continued)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Weighted average fair value per option granted	1.0360	7.3798	1.3882
Weighted average exercise price	0.0554	2.0418	5.6699
Risk-free interest rate (1)	1.9%~2.8%	0.48%~1.01%	1.45%-1.97%
Expected term (in year) (2)	4~7	10~16	14
Expected volatility (3)	45.0%~48.0%	50.9%~55.9%	54.69%-57.00%
Dividend yield (4)	0%	0%	0%

(1)	The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)

The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Schedule of Share-Based Compensation Expenses included in Statement of Operations

For the years ended December 31, 2019, 2020 and 2021, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Fulfilment expenses	-	2,947	13,122
Selling and marketing expenses	-	54,332	80,558
General and administrative expenses	74,995	1,841,409	418,823
Research and development expenses	-	1,900	17,937